Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Sales-type Lease, Net Investment in Lease [Table Text Block]
	December 31, 2024	June 30, 2025
Lease receivable	$18,976	$4,913
Unguaranteed residual value	506	1,228
Net investment in sales-type lease vessels	$19,482	$6,141

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2026	$6,745
2027	5,606
2028	4,567
Total undiscounted cash flows	$16,918
Present value of lease payments*	$4,913